Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2021, 2020 and 2019:

	2021				2020			2019
Consolidated capitalized costs	Argentine	Other foreign	Worldwide		Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Proved oil and gas properties
Mineral property, wells and related equipment	4,904,375	-	4,904,375	(1)	3,889,483	3,052	3,892,535	2,693,690	2,033	2,695,723
Support equipment and facilities	168,749	-	168,749	(2)	113,563	-	113,563	80,012	-	80,012
Drilling and work in progress	199,964	-	199,964		159,614	-	159,614	142,122	-	142,122
Unproved oil and gas properties	22,628	-	22,628		20,044	-	20,044	30,012	-	30,012

Total capitalized costs	5,295,716	-	5,295,716		4,182,704	3,052	4,185,756	2,945,836	2,033	2,947,869
Accumulated depreciation and valuation allowances	(4,277,053)	-	(4,277,053)	(3)	(3,306,031)	(2,827)	(3,308,858)	(2,239,487)	(1,973)	(2,241,460)

Net capitalized costs	1,018,663	-	1,018,663		876,673	225	876,898	706,349	60	706,409

(1)	Includes 43,423 corresponding to Upstream wells related equipment contracts comprised in right-of-use assets.
(2)	Includes 27,770 corresponding to Upstream support equipment and facilities contracts comprised in righ-of-use assest.
(3)	Includes (39,315) corresponding to Accumulated Depreciation of all Upstream contracts of right-of-use assets.

Costs Incurred for Oil and Gas Producing Activities
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2021, 2020 and 2019:

	2021				2020			2019
Consolidated costs incurred	Argentine	Other foreign	Worldwide		Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Acquisition of unproved properties	34	-	34		715	-	715	4,171	-	4,171
Acquisition of proved properties	-	-	-		-	-	-	-	-	-
Exploration costs	4,316	237	4,553		2,348	141	2,489	9,115	771	9,886
Development costs	189,992	-	189,992	(1)	61,441	-	61,441	132,289	-	132,289

Total costs incurred	194,342	237	194,579		64,504	141	64,645	145,575	771	146,346

(1)	Includes 11,875 corresponding to development cost related to Upstream contracts comprised in right-of-use assets.

Results of Operations from Oil and Gas Producing Activities
Differences between these tables and the amounts shown in Note 5 “Segment information”, for the exploration and production business unit, relate to additional operations that do not arise from those properties held by the Group.

	2021			2020			2019
Consolidated results of operations	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Net sales to unaffiliated parties	4,678	-	4,678	2,419	6	2,425	1,949	120	2,069
Net intersegment sales	544,384	-	544,384	289,421	-	289,421	286,585	-	286,585

Total net revenues	549,062	-	549,062	291,840	6	291,846	288,534	120	288,654
Production costs	(282,235)	(220)	(282,455)	(193,166)	(165)	(193,331)	(164,562)	(242)	(164,804)
Exploration expenses	(2,303)	(191)	(2,494)	(5,688)	(169)	(5,857)	(6,045)	(734)	(6,779)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(225,836)	(29)	(225,865)	(137,183)	(21)	(137,204)	(124,977)	(980)	(125,957)
Impairment of Property, plant and equipment	(11,258)	-	(11,258)	7,475	-	7,475	(40,561)	-	(40,561)
Other (1)	(30,648)	924	(29,724)	889	231	1,120	(6,569)	(56)	(6,625)

Pre-tax income (loss) from producing activities	(3,218)	484	(2,734)	(35,833)	(118)	(35,951)	(54,180)	(1,892)	(56,072)
Income tax expense / benefit	1,126	47	1,173	10,750	41	10,791	16,254	417	16,671

Results of oil and gas producing activities	(2,092)	531	(1,561)	(25,083)	(77)	(25,160)	(37,926)	(1,475)	(39,401)

(1)	Mainly includes lawsuits, result for sale of participation in areas and financial accretion for the hydrocarbon wells abandonment obligations, among others.

Summary of Standardized Measure of Discounted Future Net Cash Flows
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2021			2020			2019
Consolidated standardized measure of discounted future net cash flows	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Future cash inflows (1)	5,217,508	-	5,217,508	2,071,924	-	2,071,924	2,545,028	-	2,545,028
Future production costs	(2,309,885)	-	(2,309,885)	(1,128,613)	-	(1,128,613)	(1,333,468)	-	(1,333,468)
Future development costs	(919,196)	-	(919,196)	(644,714)	-	(644,714)	(482,015)	-	(482,015)
Future income tax expenses	(542,492)	-	(542,492)	(13,420)	-	(13,420)	(120,966)	-	(120,966)
10% annual discount for estimated timing of cash flows	(516,736)	-	(516,736)	(105,899)	-	(105,899)	(227,670)	-	(227,670)

Total standardized measure of discounted future net cash flows	929,199	-	929,199	179,278	-	179,278	380,909	-	380,909

(1)	For the years ended December 31, 2020 and 2019, future cash inflows are stated net of the effect of withholdings on exports until 2021 in accordance with Law No. 27,541.

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows
The

following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2021, 2020 and 2019:

	2021	2020	2019
Beginning of year	179,278	380,909	308,233
Sales and transfers, net of production costs	(87,203)	(176,237)	(197,278)
Net change in sales and transfer prices, net of future production costs	348,474	(401,237)	(239,226)
Changes in reserves and production rates (timing)	514,410	(26,428)	(26,496)
Net changes for extensions, discoveries and improved recovery	341,578	120,070	228,354
Net change due to purchases and sales of minerals in place	-	(19,624)	(1,152)
Changes in estimated future development and abandonment costs	(199,745)	(104,300)	(82,799)
Development costs incurred during the year that reduced future development costs	101,572	94,505	102,784
Accretion of discount	24,692	48,400	43,534
Net change in income taxes	(334,063)	106,148	66,705
Others (1)	40,206	157,072	178,250

End of year	929,199	179,278	380,909

(1)	Corresponds mainly to exchange differences arising from the translation of our cash flows in the functional currency to the presentation currency.

Oil and Condensate [Member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves
The table below sets forth information regarding changes in YPF’s net proved reserves for the year ended as of December 31, 2021, 2020 and 2019, by hydrocarbon product:

	For the year ended December 31,
	(millions of barrels)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil and condensate
Consolidated entities

As of January 1,	483	-	483	613	-	613	582	-	582
Developed	229	-	229	301	-	301	339	-	339
Undeveloped	254	-	254	312	-	312	243	-	243
Revisions of previous estimates (1)	161	-	161	(92)	-	(92)	21	*	21
Extensions and discoveries	76	-	76	47	-	47	86	-	86
Improved recovery	*	-	*	*	-	*	8	-	8
Purchase of minerals in place	*	-	*	-	-	-	-	-	-
Sale of minerals in place	-	-	-	(9)	-	(9)	(1)	-	(1)
Production for the year (2)	(77)	-	(77)	(76)	-	(76)	(83)	*	(83)

As of December 31, (3)	643	-	643	483	-	483	613	-	613
Developed	322	-	322	229	-	229	301	-	301
Undeveloped	321	-	321	254	-	254	312	-	312
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil and condensate
Consolidated and Equity-accounted entities
As of January 1,
Developed	229	-	229	301	-	301	339	-	339
Undeveloped	254	-	254	312	-	312	243	-	243

Total	483	-	483	613	-	613	582	-	582
As of December 31,
Developed	322	-	322	229	-	229	301	-	301
Undeveloped	321	-	321	254	-	254	312	-	312

Total	643	-	643	483	-	483	613	-	613
* Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years ended on December 31, 2021, 2020 and 2019 includes an estimated of 11, 11 and 12 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 92, 70 and 88 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural gas [member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(billions of standard cubic feet)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas
Consolidated entities
As of January 1,	2,110	-	2,110	2,241	-	2,241	2,481	-	2,481
Developed	1,486	-	1,486	1,743	-	1,743	1,915	-	1,915
Undeveloped	624	-	624	498	-	498	566	-	566
Revisions of previous estimates (1)	347	-	347	136	-	136	(104)	-	(104)
Extensions and discoveries	450	-	450	199	-	199	384	-	384
Improved recovery	*	-	*	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	(6)	-	(6)	(8)	-	(8)
Production for the year (2)	(460)	-	(460)	(460)	-	(460)	(512)	-	(512)

As of December 31, (3) (4)	2,447	-	2,447	2,110	-	2,110	2,241	-	2,241
Developed	1,676	-	1,676	1,486	-	1,486	1,743	-	1,743
Undeveloped	771	-	771	624	-	624	498	-	498
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(billions of standard cubic feet)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas
Consolidated and Equity-accounted entities
As of January 1,
Developed	1,486	-	1,486	1,743	-	1,743	1,915	-	1,915
Undeveloped	624	-	624	498	-	498	566	-	566

Total	2,110	-	2,110	2,241	-	2,241	2,481	-	2,481
As of December 31,
Developed	1,676	-	1,676	1,486	-	1,486	1,743	-	1,743
Undeveloped	771	-	771	624	-	624	498	-	498

Total	2,447	-	2,447	2,110	-	2,110	2,241	-	2,241
* Not material (less than 1).
(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years ended on December 31, 2021, 2020 and 2019 includes an estimated of 53, 53 and 60 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 288, 245 and 259 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 337, 290 and 321 bcf, respectively, which is consumed as fuel at the field.

Oil equivalent [Member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31, (millions of barrels of oil equivalent)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil equivalent (1)
Consolidated entities
As of January 1,	922	-	922	1,073	-	1,073	1,080	-	1.,08 0
Developed	526	-	526	650	-	650	722	-	722
Undeveloped	396	-	396	423	-	423	358	-	358
Revisions of previous estimates (2)	216	*	216	(61)	*	(61)	7	*	7
Extensions and discoveries	176	-	176	92	-	92	169	-	169
Improved recovery	*	-	*	-	-	-	8	-	8
Purchase of minerals in place	*	-	*	-	-	-	-	-	-
Sale of minerals in place	-	-	-	(11)	-	(11)	(3)	-	(3)
Production for the year (3)	(171)	*	(171)	(171)	*	(171)	(188)	*	(188)

As of December 31, (4)	1,143	-	1,143	922	-	922	1,073	-	1,073
Developed	655	-	655	526	-	526	650	-	650
Undeveloped	488	-	488	396	-	396	423	-	423
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (2)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	-	-	-	-	-	-	-	-	-

As of December 31, (4)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31, (millions of barrels of oil equivalent)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Oil equivalent
Consolidated and Equity-accounted entities
As of January 1,
Developed	526	-	526	650	-	650	722	-	722
Undeveloped	396	-	396	423	-	423	358	-	358

Total	922	-	922	1,073	-	1,073	1,080	-	1,080
As of December 31,
Developed	655	-	655	526	-	526	650	-	650
Undeveloped	488	-	488	396	-	396	423	-	423

Total	1,143	-	1,143	922	-	922	1,073	-	1,073
*Not material (less than 1).

(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)
Revisions in estimates of reserves are performed at least once a year. Revisions of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)
Barrel of oil equivalent production of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 includes an estimated of 22, 22 and 24 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 151, 120 and 140 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural Gas Liquids [Member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(millions of barrels)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas liquids
Consolidated entities
As of January 1,	63	-	63	60	-	60	56	-	56
Developed	32	-	32	38	-	38	41	-	41
Undeveloped	31	-	31	22	-	22	15	-	15
Revisions of previous estimates (1)	(5)	-	(5)	8	-	8	4	-	4
Extensions and discoveries	19	-	19	9	-	9	14	-	14
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	(1)	-	(1)	-	-	-
Production for the year (2)	(13)	-	(13)	(13)	-	(13)	(14)	-	(14)

As of December 31, (3)	64	-	64	63	-	63	60	-	60
Developed	34	-	34	32	-	32	38	-	38
Undeveloped	30	-	30	31	-	31	22	-	22
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2021			2020			2019
	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide	Argentine	Other foreign	Worldwide
Natural gas liquids
Consolidated and Equity- accounted entities
As of January 1,
Developed	32	-	32	38	-	38	41	-	41
Undeveloped	31	-	31	22	-	22	15	-	15

Total	63	-	63	60	-	60	56	-	56
As of December 31,
Developed	34	-	34	32	-	32	38	-	38
Undeveloped	30	-	30	31	-	31	22	-	22

Total	64	-	64	63	-	63	60	-	60

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves is considered prospectively in the calculation of depreciation.
(2)
Natural gas liquids production for the years ended on December 31, 2021, 2020 and 2019 includes an estimated of 1, 1 and 1 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas liquids reserves of consolidated entities for the years ended on December 31, 2021, 2020 and 2019 include an estimated of 8, 7 and 6 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.